Fair Value Measurements (Details) - Schedule of Carrying Value and Fair Value of Fixed Rate Project Financing Term Loans ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)
Secured Foreign Currency Term Loans [Member]
Fixed rate project financing loans:
Fair Value | $					$ 751.7
Indian Rupee Loans [Member]
Fixed rate project financing loans:
Fair Value | $					$ 47.2
Secured Foreign Currency Term Loans [Member]
Fixed rate project financing loans:
Fair Value | $			$ 559.2
Indian Rupee Loans [Member]
Fixed rate project financing loans:
Fair Value | $			$ 53.7
Fair Value, Recurring [Member] | Secured Foreign Currency Term Loans [Member]
Fixed rate project financing loans:
Carrying Value				₨ 56,785
Fair Value	[1]			57,032
Fair Value, Recurring [Member] | Indian Rupee Loans [Member]
Fixed rate project financing loans:
Carrying Value				4,006
Fair Value	[1]			₨ 3,580
Fair Value, Recurring [Member] | Secured Foreign Currency Term Loans [Member]
Fixed rate project financing loans:
Carrying Value		₨ 58,863
Fair Value	[1]	45,963
Fair Value, Recurring [Member] | Indian Rupee Loans [Member]
Fixed rate project financing loans:
Carrying Value		3,719
Fair Value	[1]	₨ 4,417

[1]	Fair value measurement at reporting date using significant unobservable inputs (Level 3).